Long-term loans receivable - Additional Information (Detail) € in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Jan. 31, 2020	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 31, 2020 EUR (€)	Jan. 01, 2020 CNY (¥)
Proceeds from collection of loans receivable					¥ 1,700
Loans from third parties, amount repaid			¥ 40,000
Loans receivable current and non current			4,500		4,500		$ 616
Loans receivable settled by accounts payable			0	$ 0	5,800	¥ 0
Allowance for credit loss on financing receivable current					285
Finance lease receivables reclassified from non current to current assets					2,163
Third Party [Member]
Debt instrument outstanding amount					12,000
Third Party [Member] | Not Later Than Nine Months [Member]
Debt instrument outstanding amount					2,000
Third Party [Member] | Not Later Than One Year [Member]
Debt instrument outstanding amount					2,000
Additional provision of loans receivable			4,215	577
Third Party [Member] | Later Than One Year And Not Later Than Two Years [Member]
Debt instrument outstanding amount					8,000
Key AAV [Member]
Long term loans receivable. Agreement term	2 years	3 years
Loans receivable principal amount	¥ 1,900							€ 243	¥ 52,000
Loans receivable, interest rate	3.50%							3.50%	3.00%
Loans receivable, interest income			0	0	¥ 74	¥ 423
Provision for loans receivable			¥ 2,086	$ 286